RECENT DEVELOPMENTS AND OTHER INFORMATION - Schedule of sales of agricultural properties (Details) - Radar [member] R$ in Thousands	Dec. 23, 2024 BRL (R$) ha	Dec. 20, 2024 BRL (R$) ha	Nov. 29, 2024 BRL (R$) ha	Oct. 15, 2024 BRL (R$) ha	Oct. 08, 2024 BRL (R$) ha	Oct. 03, 2024 BRL (R$) ha	Jul. 19, 2024 BRL (R$) ha	Dec. 31, 2024 BRL (R$)
RECENT DEVELOPMENTS AND OTHER INFORMATION
Sales Value								R$ 932,657
Jequitibá Propriedades Agrícolas Ltda | Farm, 1 [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Name of Farm							Vista Alegre
Name of City / State							Araçatuba - SP
Area of agricultural land | ha							3,124
Name of Crop							Sugarcane
Sales Value							R$ 213,000
Esus Brasil Participações SA Member | Farm, 2 [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Name of Farm						Santo Antônio
Name of City / State						Martinópolis - SP
Area of agricultural land | ha						3,399
Name of Crop						Sugarcane
Sales Value						R$ 172,000
Duguetiapar Empreendimentos e Participações S.A. [member] | Farm, 3 [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Name of Farm					São Jorge
Name of City / State					Paraguaçú Paulista - SP
Area of agricultural land | ha					579
Name of Crop					Sugarcane
Sales Value					R$ 37,093
Duguetiapar Empreendimentos e Participações S.A. [member] | Farm, 4 [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Name of Farm				Ipiranga
Name of City / State				Echaporâ - SP
Area of agricultural land | ha				567
Name of Crop				Sugarcane
Sales Value				R$ 34,907
Tellus Brasil Participacoes S.A. [member] | Farm, 5 [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Name of Farm			Grão de Ouro
Name of City / State			Correntina - BA
Area of agricultural land | ha			6,883
Name of Crop			Grains
Sales Value			R$ 393,500
Nova Santa Bárbara Agrícola S.A. [member] | Farm, 6 [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Name of Farm		Monte Belo
Name of City / State		Monte-Mor - SP
Area of agricultural land | ha		782
Name of Crop		Sugarcane
Sales Value		R$ 64,840
Nova Amaralina S.A Propriedades Agrícolas [member] | Farm, 7 [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Name of Farm		Santo Antônio
Name of City / State		Monte-Mor - SP
Area of agricultural land | ha		24
Name of Crop		Sugarcane
Sales Value		R$ 1,950
Nova Amaralina S.A Propriedades Agrícolas [member] | Farm, 8 [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Name of Farm		Capuava
Name of City / State		Santa Bárbara D'Oeste - SP
Area of agricultural land | ha		76
Name of Crop		Sugarcane
Sales Value		R$ 8,210
Terras da Ponte Alta S.A. [member] | Farm, 9 [member]
RECENT DEVELOPMENTS AND OTHER INFORMATION
Name of Farm	São Luiz
Name of City / State	Dois Córregos - SP
Area of agricultural land | ha	46
Name of Crop	Sugarcane
Sales Value	R$ 7,157